OTHER NONCURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT LIABILITIES
OTHER NONCURRENT LIABILITIES

13. OTHER NONCURRENT LIABILITIES

        Other noncurrent liabilities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension liabilities	$830	$689
Other postretirement benefits	131	122
Environmental accruals	24	29
Restructuring and plant closing costs	12	1
Asset retirement obligations	28	26
Employee benefit accrual	34	22
Legal reserve	11	22
Other	87	92

Total	$1,157	$1,003